PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PREPAID EXPENSES
Schedule of prepaid expenses and other current assets

	September 30,	December 31,
	2024	2023
Retainer for workover rigs	$240,000	$—
Prepaid expense	68,003	90,273
Deferred closing costs	4,040	8,417
Security deposit	5,050	5,050
Other	9,986	9,986
Total prepaid expenses - current	$327,079	$113,726

Retainer for workover rigs	$420,000	$—
Total prepaid expenses - noncurrent	$420,000	$—

	December 31,	December 31,
	2023	2022
Prepaid expense	$90,273	$81,069
Prepaid interest	—	5,417
Deferred closing costs	8,417	4,280
Security deposit	5,050	5,050
Other	9,986	8,822
Total prepaid expenses and other current assets	$113,726	$104,638